Intangible Assets, Net	12 Months Ended
Aug. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of August 31, 2022				As of August 31, 2023
	Cost	Accumulated amortization	Accumulated Impairment	Net amount	Cost		Accumulated amortization	Accumulated Impairment	Net amount
	RMB	RMB	RMB	RMB	RMB		RMB	RMB	RMB
Indefinite lived intangible assets
Brand names	366,070	-	(113,385)	252,685	402,928	**	-	(113,385)	289,543
Definite lived intangible assets
Brand names	50,486	(21,148)	-	29,338	50,486		(25,342)	-	25,144
Trademarks	39,016	(14,226)	-	24,790	39,016		(18,826)	(1,569)	18,621
Non-compete agreements	29,800	(18,289)	-	11,511	29,800		(22,423)	(483)	6,894
Student bases	21,857	(18,946)	-	2,911	21,857		(19,354)	-	2,503
Others*	10,314	(8,653)	-	1,661	10,314		(9,942)	-	372
	517,543	(81,262)	(113,385)	322,896	554,401		(95,887)	(115,437)	343,077

Note*:	Others include core curriculum, software, backlog and license.

Note**:	The increase in cost of brand names in 2023 is resulted from the foreign exchange realignment.

Amortization expenses for the intangible assets for the years ended August 31, 2021, 2022 and 2023 were RMB 30,781, RMB 17,814 and RMB 14,916 respectively, of which RMB 14,639 was related to discontinued operations for the year ended August 31, 2021. As of August 31, 2023, the estimated amortization expenses related to intangible assets for continuing operations for each of the next five years is expected to be RMB 13,708, RMB 11,410, RMB 8,096, RMB 5,461 and RMB 5,216, respectively, and RMB 9,643 thereafter.

Based on the result of the Group’s annual impairment assessment on indefinite lived intangible assets performed as of August 31, 2022, it is determined that the carrying amounts of indefinite lived intangible assets brand names associated with the Overseas Schools reporting unit exceeded their fair values and, therefore, an impairment loss was recorded. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the relief-from-royalty method to estimate the fair value of indefinite lived intangible assets brand names. For the year ended August 31, 2022, the Group recorded RMB 113,385 of impairment loss on indefinite lived intangible assets.

Based on the result of the Group’s annual impairment assessment on indefinite lived intangible assets performed as of August 31, 2023, the fair value of indefinite lived intangible assets brand names associated with the Overseas Schools reporting unit exceeded their carrying values, therefore, no impairment loss was recorded. In the Group’s 2023 annual indefinite lived intangible assets impairment assessment for the overseas schools brand names, the key assumptions used are a royalty rate of 3.5% (2022: 3.5%), a discount rate of 15.5% (2022: 15.5%), a terminal growth rate of 2.0% (2022: 2.3%) and forecast future revenue. In addition, for the year ended August 21, 2023, the Group recorded RMB 2,052 impairment loss on the definite lived intangible assets associated with Leti reporting unit.